Income and social contribution taxes - Reconciliation of the effects of income tax and social contribution on profit or loss (Details) - BRL (R$) R$ in Thousands	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Net income (loss) before taxes	R$ 11,919,292	R$ 20,276,673
Income tax and social contribution benefit (expense) at statutory nominal rate of 34%	(4,052,559)	(6,894,069)
Taxation (difference) on profit of associates in Brazil and abroad	34,062	(330,497)
Equity method	(10,429)	(41,185)
Credit related to Reintegra Program	8,219	8,645
Director bonuses	(1,308)	(26,950)
Tax incentives (Note 16.3)	161,194	263,762
Other permanent exclusions	144,941	65,139
Total tax expense (income)	(3,715,880)	(6,955,155)
Current	(182,605)	(368,239)
Deferred	(2,495,345)	(4,753,737)
Total Income Tax Expense income	(2,677,950)	(5,121,976)
Current	(107,175)	(104,203)
Deferred	(930,755)	(1,728,976)
Total Social Contribution Expense Income	R$ (1,037,930)	R$ (1,833,179)